Small Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Common Stocks (95.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (0.8%)
Bandwidth, Inc. *	16,802	1,131
Cardlytics, Inc. *	45,951	1,606
CarGurus, Inc. *	76,176	1,443

Total		4,180

Consumer Discretionary (9.9%)
American Eagle
Outfitters, Inc.	24,648	196
American Outdoor Brands Corp. *	370,361	3,074
Caleres, Inc.	247,134	1,285
Carter’s, Inc.	41,312	2,715
Core-Mark Holding Co., Inc.	80,803	2,308
Dunkin’ Brands Group, Inc.	42,432	2,253
Floor & Decor Holdings, Inc. *	89,139	2,860
Foot Locker, Inc.	88,336	1,948
Marriott Vacations Worldwide Corp.	36,194	2,012
Oxford Industries, Inc.	62,240	2,257
PVH Corp.	45,661	1,719
Steven Madden, Ltd.	182,519	4,240
Thor Industries, Inc.	58,317	2,460
TopBuild Corp. *	66,246	4,746
Under Armour, Inc. - Class C *	219,652	1,770
Urban Outfitters, Inc. *	25,076	357
Visteon Corp. *	27,800	1,334
Wingstop, Inc.	64,513	5,142
Wolverine World Wide, Inc.	188,481	2,865
YETI Holdings, Inc. *	140,740	2,747

Total		48,288

Consumer Staples (4.5%)
BellRing Brands, Inc. *	141,437	2,411
The Boston Beer Co., Inc. - Class A *	7,428	2,730
Casey’s General Stores, Inc.	13,723	1,818
Freshpet, Inc. *	70,786	4,521
Hostess Brands, Inc. *	355,219	3,787
Performance Food Group Co. *	155,403	3,842
The Simply Good Foods Co. *	155,961	3,004

Total		22,113

Energy (0.3%)
Diamondback Energy, Inc.	50,583	1,325

Total		1,325

Common Stocks (95.9%)	Shares/ Par +	Value $ (000’s)
Financials (6.7%)
Blucora, Inc. *	99,773	1,202
First Busey Corp.	104,637	1,790
First Hawaiian, Inc.	125,849	2,080
James River Group Holdings, Ltd.	119,989	4,348
Kemper Corp.	53,134	3,952
MGIC Investment Corp.	408,023	2,591
OneMain Holdings, Inc.	83,785	1,602
Seacoast Banking Corp. of Florida *	109,390	2,003
SLM Corp.	455,215	3,273
Sterling Bancorp	215,806	2,255
Stifel Financial Corp.	63,530	2,623
Synovus Financial Corp.	53,580	941
Triumph Bancorp, Inc. *	100,234	2,606
Western Alliance Bancorporation	47,145	1,443

Total		32,709

Health Care (30.9%)
Acadia Pharmaceuticals, Inc.*	58,299	2,463
Acceleron Pharma, Inc.*	42,123	3,786
Addus HomeCare Corp.*	35,859	2,424
Aerie Pharmaceuticals, Inc.*	67,607	913
Akebia Therapeutics, Inc.*	123,204	934
Allakos, Inc. *	42,500	1,891
Amedisys, Inc. *	16,238	2,980
Apellis Pharmaceuticals, Inc.*	97,063	2,600
Arena Pharmaceuticals, Inc.*	66,442	2,791
AtriCure, Inc. *	108,624	3,649
Biohaven Pharmaceutical Holding Co., Ltd. *	56,041	1,907
Blueprint Medicines Corp.*	35,074	2,051
Cardiovascular Systems, Inc. *	78,130	2,751
Constellation Pharmaceuticals, Inc.*	55,226	1,736
Dicerna Pharmaceuticals, Inc.*	103,560	1,902
G1 Therapeutics, Inc. *	3,736	41
Global Blood Therapeutics, Inc. *	53,726	2,745

Common Stocks (95.9%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Globus Medical, Inc. - Class A *	118,742	5,050
Haemonetics Corp. *	52,679	5,250
Heron Therapeutics, Inc.*	114,300	1,342
HMS Holdings Corp. *	184,865	4,672
ICU Medical, Inc. *	7,660	1,546
ImmunoGen, Inc. *	188,000	641
Integer Holdings Corp.*	73,731	4,635
Integra LifeSciences Holdings Corp. *	81,722	3,651
Iovance Biotherapeutics, Inc.*	128,604	3,850
iRhythm Technologies, Inc.*	30,866	2,511
Karyopharm Therapeutics, Inc. *	89,246	1,714
Kodiak Sciences, Inc. *	48,769	2,326
LHC Group, Inc. *	39,988	5,606
Madrigal Pharmaceuticals, Inc.*	20,422	1,363
Mirati Therapeutics, Inc.*	26,467	2,034
Momenta Pharmaceuticals, Inc.*	116,110	3,158
MyoKardia, Inc. *	65,540	3,072
Nanostring Technologies, Inc. *	104,620	2,516
NuVasive, Inc. *	37,507	1,900
Omnicell, Inc. *	101,734	6,672
OraSure Technologies, Inc.*	176,813	1,902
Principia Biopharma, Inc.*	47,466	2,819
The Providence Service Corp. *	48,424	2,657
PTC Therapeutics, Inc.*	69,773	3,113
R1 RCM, Inc. *	396,355	3,603
Radius Health, Inc. *	160,984	2,093
RAPT Therapeutics, Inc.*	80,804	1,719
Reata Pharmaceuticals, Inc.*	18,609	2,686
REGENXBIO, Inc. *	45,353	1,469
Repligen Corp. *	25,044	2,418
Revance Therapeutics, Inc.*	124,428	1,842
Rhythm Pharmaceuticals, Inc.*	113,662	1,730
Syneos Health, Inc. *	5,615	221

Small Cap Growth Stock Portfolio

Common Stocks (95.9%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Tandem Diabetes Care, Inc.*	73,481	4,728
Teladoc, Inc. *	36,921	5,723
Theravance Biopharma, Inc. *	85,609	1,978
Turning Point Therapeutics, Inc. *	47,218	2,109
Ultragenyx Pharmaceutical, Inc.*	68,447	3,041
US Physical Therapy, Inc.	20,630	1,423
Y-mAbs Therapeutics, Inc.*	91,761	2,395

Total		150,742

Industrials (18.1%)
Aerojet Rocketdyne Holdings, Inc. *	131,786	5,513
Altra Industrial Motion Corp.	120,074	2,100
American Woodmark Corp.*	35,793	1,631
Applied Industrial Technologies, Inc.	99,442	4,547
Armstrong World Industries, Inc.	33,671	2,674
ASGN, Inc. *	109,432	3,865
Axon Enterprise, Inc. *	51,750	3,662
AZZ, Inc.	38,108	1,072
BWX Technologies, Inc.	73,481	3,579
Clean Harbors, Inc. *	63,498	3,260
Curtiss-Wright Corp.	38,557	3,563
EnerSys	59,649	2,954
Exponent, Inc.	85,732	6,165
Generac Holdings, Inc.*	67,789	6,316
Huron Consulting Group, Inc. *	41,758	1,894
Insperity, Inc.	50,912	1,899
ITT, Inc.	80,921	3,671
John Bean Technologies Corp.	61,241	4,548
Marten Transport, Ltd.	115,472	2,369
Mercury Systems, Inc.*	57,180	4,079
MSA Safety, Inc.	43,240	4,376
Patrick Industries, Inc.	94,791	2,669
Rexnord Corp.	146,833	3,329
SPX Corp. *	97,871	3,195
SPX Flow, Inc. *	76,114	2,163
Trex Co., Inc. *	39,597	3,173

Total		88,266

Information Technology (19.2%)
8x8, Inc. *	128,057	1,775
Blackbaud, Inc.	60,553	3,364
CACI International, Inc. - Class A *	20,754	4,382
Cohu, Inc.	153,079	1,895
CTS Corp.	135,722	3,378

Common Stocks (95.9%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Entegris, Inc.	109,232	4,890
Everbridge, Inc. *	50,917	5,416
Exlservice Holdings, Inc.*	51,114	2,659
Five9, Inc. *	109,421	8,366
FormFactor, Inc. *	214,037	4,300
HubSpot, Inc. *	17,378	2,315
Itron, Inc. *	76,851	4,291
LiveRamp Holdings, Inc.*	75,167	2,475
Lumentum Holdings, Inc.*	71,706	5,285
Medallia, Inc. *	112,627	2,257
MKS Instruments, Inc.	10,200	831
Onto Innovation, Inc. *	89,085	2,643
Paylocity Holding Corp.*	24,997	2,208
Pegasystems, Inc.	46,598	3,319
Power Integrations, Inc.	30,555	2,699
PROS Holdings, Inc. *	52,271	1,622
Pure Storage, Inc. *	170,798	2,101
Q2 Holdings, Inc. *	47,975	2,833
Rapid7, Inc. *	88,084	3,817
Rogers Corp. *	24,870	2,348
SailPoint Technologies Holdings, Inc. *	16,900	257
Science Applications International Corp.	115,105	8,590
SVMK, Inc. *	249,592	3,372

Total		93,688

Materials (2.5%)
Boise Cascade Co.	104,908	2,495
Graphic Packaging Holding Co.	288,170	3,516
Ingevity Corp. *	56,380	1,985
Louisiana-Pacific Corp.	107,595	1,848
PolyOne Corp.	121,786	2,310

Total		12,154

Real Estate (3.0%)
Columbia Property Trust, Inc.	138,303	1,729
CoreSite Realty Corp.	28,447	3,297
Corporate Office Properties Trust	105,402	2,332
Essential Properties Realty Trust, Inc.	125,489	1,639
Independence Realty Trust, Inc.	218,294	1,952
PS Business Parks, Inc.	28,688	3,888

Total		14,837

Total Common Stocks (Cost: $489,845)		468,302

Investment Companies (2.8%)	Shares/ Par +	Value $ (000’s)
Investment Companies (2.8%)
iShares Russell 2000 Growth Index Fund	85,968	13,598

Total		13,598

Total Investment Companies (Cost: $15,784)		13,598

Short-Term Investments (1.2%)
Money Market Funds (1.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320% #	5,932,487	5,932
Total		5,932

Total Short-Term Investments (Cost: $5,932)		5,932

Total Investments (99.9%) (Cost: $511,561)@		487,832

Other Assets, Less Liabilities (0.1%)		545

Net Assets (100.0%)		488,377

Small Cap Growth Stock Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 3/31/2020.

@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $511,561 and the net unrealized depreciation of investments based on that cost was $23,729 which is comprised of $71,015 aggregate gross unrealized appreciation and $94,744 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$468,302	$—	$—
Investment Companies	13,598	—	—
Short-Term Investments	5,932	—	—

Total Assets:	$487,832	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand